Reconciliation Between the Profit (loss) Before Financial Income (expenses) and Taxes of the segment Telecommunications in Brazil and Consolidated Profit (loss) Before Financial Income (expenses) and Taxes Information (Detail) - BRL
BRL in Thousands
12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Information [Line Items]
Profit (loss) before taxes	[1]	BRL (5,324,970)	BRL 64,287	BRL 681,033
Operating Segments
Segment Information [Line Items]
Profit (loss) before taxes		(5,306,288)	(145,580)	BRL 681,033
Other Businesses
Segment Information [Line Items]
Profit (loss) before taxes	[2]	BRL (18,682)	BRL 209,867

[1]	In 2013, substantially all pre tax income and income tax are related to Brazilian Companies. In 2015 and 2014 income before taxes and income tax for continuing operations is as follows:
[2]	In 2014 the Africa and Timor business were consolidated after May 1.